Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income before income (loss) taxes
	Year ended March 31,
	2018	2019	2020
	$	$	$

Hong Kong	955	(850)	673
China	1,060	398	229
Myanmar	57	(242)	(6)
	2,072	(694)	896

Schedule of income tax expense (credit)

	Year ended March 31,
	2018	2019	2020
	$	$	$
Current tax:

Hong Kong
Current tax	156	4	11
Overprovision in prior year	-	(30)	-

China
Current tax	356	-	-

Deferred tax:
Current tax	-	-	198
Total	512	(26)	209

Schedule of effective income tax rate reconciliation
	Year ended March 31,
	2018	2019	2020
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	2.1	3.3	26.9
Changes in valuation allowances	(1.4)	(0.4)	1.1
Overprovision of profits tax in prior year	(2.1)	4.3	-
Effect of different tax rate of subsidiaries operating in other jurisdictions	4.3	(1.9)	1.8
Tax effect of tax losses not recognized	0.0	(30.0)	0.1
Utilization of tax losses previously not recognized	(1.0)	12.7	(11.6)
Others	6.2	(0.8)	(11.5)
Effective tax rate	24.6	3.7	23.3

Schedule of deferred income tax assets (liabilities)

	As of March 31,
	2019	2020
	$	$
Deferred tax liabilities:
Property, plant and equipment	32	5
ROU assets	-	829
Total deferred tax liabilities	32	834

Deferred tax assets:
Lease liabilities	-	(605)
Tax loss carryforwards	(594)	(478)
Deferred deductible expenses	(74)	(74)
Valuation allowance	668	552
Total deferred tax assets	-	(605)
Net deferred tax liabilities	32	229

Schedule of valuation allowance
	Year ended March 31,
	2018	2019	2020
	$	$	$

At the beginning of the year	567	548	668
Current year (reduction) addition	(19)	120	(116)
At the end of the year	548	668	552